Reinsurance	12 Months Ended
Dec. 31, 2019
Reinsurance Disclosures [Abstract]
Reinsurance	REINSURANCE
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2019		2018		2017
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$39,222.0	$37,519.7	$33,753.1	$31,970.2	$27,860.7	$26,425.7
Ceded premiums:
Regulated	(711.1)	(670.8)	(596.4)	(557.5)	(505.9)	(479.6)
Non-Regulated	(933.0)	(656.5)	(546.8)	(479.4)	(222.7)	(216.2)
Total ceded premiums	(1,644.1)	(1,327.3)	(1,143.2)	(1,036.9)	(728.6)	(695.8)
Net premiums	$37,577.9	$36,192.4	$32,609.9	$30,933.3	$27,132.1	$25,729.9

Regulated refers to federal or state run plans and primarily include the following:

•	Federal reinsurance plan

•	National Flood Insurance Program (NFIP)

•	State-provided reinsurance facilities

•	Michigan Catastrophic Claims Association (MCCA)

•	North Carolina Reinsurance Facility (NCRF)

•	Florida Hurricane Catastrophe Fund (FHCF)

•	State-mandated involuntary plans

•	Commercial Automobile Insurance Procedures/Plans (CAIP)

Non-Regulated represents voluntary external reinsurance contracts entered into by the company. These include amounts ceded on our Commercial Lines business primarily related to transportation network company (TNC) business under quota-share reinsurance agreements and amounts ceded on our Property business under catastrophic excess of loss reinsurance agreements and aggregate stop-loss reinsurance agreements. During 2019, we expanded our TNC business to seventeen states, from four states in 2018 and one state in 2017.
Our reinsurance recoverables and prepaid reinsurance premiums were comprised of the following at December 31:

	Reinsurance Recoverables				Prepaid Reinsurance Premiums
($ in millions)	2019		2018		2019		2018
Regulated:
MCCA	$2,247.1	67%	$1,903.9	71%	$71.8	12%	$55.3	18%
CAIP	332.4	10	254.7	9	93.8	15	72.9	24
FHCF[1]	86.0	3	18.5	1	0	0	0	0
NCRF	84.4	2	78.1	3	33.8	5	34.0	11
NFIP	11.6	0	27.8	1	58.7	9	55.9	18
Other	3.1	0	2.9	0	1.0	0	0.6	0
Total Regulated	2,764.6	82	2,285.9	85	259.1	41	218.7	71
Non-Regulated:
Commercial Lines	459.5	14	254.2	10	352.9	56	79.2	25
Property	146.8	4	147.7	5	14.5	3	11.8	4
Other	8.0	0	8.3	0	0	0	0	0
Total Non-Regulated	614.3	18	410.2	15	367.4	59	91.0	29
Total	$3,378.9	100%	$2,696.1	100%	$626.5	100%	$309.7	100%

[1]Prior year amounts were reclassified from "Other" to conform to the current year presentation.

Reinsurance contracts do not relieve us from our obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to us. Our exposure to losses from the failure of Regulated plans is minimal, since these plans are funded by the federal government or by mechanisms supported by insurance companies in applicable states. We evaluate the financial condition of our other reinsurers and monitor concentrations of credit risk to minimize our exposure to significant losses from reinsurer insolvencies.